EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 8 - EARNINGS (LOSS) PER SHARE

According to the provisions of FASB ASC 260, Earnings Per Share, nonvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are participating securities and are included in the computation of EPS pursuant to the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. ESOP shares are considered outstanding for basic and diluted earnings per share when the shares are committed to be released. The Company’s nonvested restricted stock awards qualify as participating securities.

Net income is allocated between the common stock and participating securities pursuant to the two-class method, based on their rights to receive dividends, participate in earnings or absorb losses. Basic earnings per common share is computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period, excluding participating nonvested restricted shares.

The table below calculates the earnings per share for the year ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Basic:
Net income	$2,102	$903
Distributed earnings allocated to participated securities	(20)	—
Undistributed income allocated to participated securities	(9)	—
Earnings allocated to common shareholders	2,073	903

Weighted common shares outstanding including participating securities	2,204,803	2,288,379
Less: Participating securities	(34,729)	—
Weighted-average common shares outstanding	2,170,074	2,288,379

Basic earnings per common share	$0.96	$0.39

Diluted:
Net earnings allocated to common stock	$2,073	$903

Weighted average shares for basic	2,170,074	2,288,379
Diluted effects:
Stock options	—	—
Stock awards	—	—
Diluted weighted-average shares for basic	2,170,074	2,288,379

Diluted earnings per common share	$0.96	$0.39

At December 31, 2014 and 2013, there were 119,507 and 1,375 anti-dilutive stock options, respectively.

Weighted average common shares outstanding were adjusted to reflect the completion of the second-step conversion using an exchange ratio of 1.1460 for shares held by the public prior to October 9, 2013. In addition, employee stock ownership plan shares are considered outstanding for this calculation unless unearned. At December 31, 2014 and December 31, 2013 there were 105,032 and 108,783 shares unearned from the employee stock ownership plan, respectively.